Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure Text Block Supplement [Abstract]
Schedule of changes in the carrying amount of goodwill

U.S. $ in thousands
Goodwill as of January 1, 2024	$100,051
Foreign currency translation adjustments	(930)
Goodwill as of March 31, 2024	$99,121

Schedule of other intangible assets

	March 31, 2024			December 31, 2023
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
Developed technology	$403,040	$(305,143)	$97,897	$403,180	$(300,780)	$102,400
Patents	20,115	(10,636)	9,479	19,396	(10,246)	9,150
Trademarks and trade names	22,150	(16,425)	5,725	22,286	(15,936)	6,350
Customer relationships	102,716	(94,622)	8,094	102,520	(92,639)	9,881
Capitalized software development costs	3,308	(3,308)	—	4,367	(4,367)	—

	$551,329	$(430,134)	$121,195	$551,749	$(423,968)	$127,781

Schedule of estimated amortization expense relating to intangible assets

Estimated amortization expenses
U.S. $ in thousands
Remaining 9 months of 2024	$17,181
2025	21,405
2026	21,327
2027	20,490
2028	16,401
2029 and thereafter	24,391
Total	$121,195